Estimated Fair Values of Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	¥ 749,636	¥ 656,047
Total assets	13,295,667	12,911,122
Long-term debt including the current portion, Carrying amount	1,072,709	921,849
Total liabilities	10,785,546	9,955,220
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	749,636	656,047
Total assets	749,636	656,047
Long-term debt including the current portion, Carrying amount	1,072,709	921,849
Investment contracts included in policyholders' account in the life insurance business, Carrying value	340,600	322,649
Total liabilities	1,413,309	1,244,498
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	823,668	714,985
Total assets	823,668	714,985
Long-term debt including the current portion, Estimated fair value	1,069,914	928,820
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	338,589	320,036
Total liabilities	1,408,503	1,248,856
Level 2 | Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	823,668	714,985
Total assets	823,668	714,985
Long-term debt including the current portion, Estimated fair value	1,069,914	928,820
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	338,589	320,036
Total liabilities	¥ 1,408,503	¥ 1,248,856